Contingent liabilities and commitments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments
	2017	2016
	£m	£m
Guarantees and letters of credit pledged as collateral security	14,275	15,303
Performance guarantees, acceptances and endorsements	4,737	4,636
Total Contingent liabilities	19,012	19,939

Documentary credits and other short-term trade related transactions	812	1,005
Standby facilities, credit lines and other commitments	314,761	302,681
Total commitments	315,573	303,686